SEGMENT INFORMATION - Narrative (Details)	Dec. 31, 2019 minesite investment
Disclosure of operating segments [line items]
Number of minesites	19
Number of investments | investment	2
Gold [Member] | Operating segments
Disclosure of operating segments [line items]
Number of minesites	9